Expense Example - Rule One Fund	Apr. 30, 2026 USD ($)
Founders Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 203
Expense Example, with Redemption, 3 Years	627
Expense Example, with Redemption, 5 Years	1,078
Expense Example, with Redemption, 10 Years	2,327
Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	228
Expense Example, with Redemption, 3 Years	718
Expense Example, with Redemption, 5 Years	1,234
Expense Example, with Redemption, 10 Years	$ 2,651